Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5		$ 5
Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares			6,726,164		6,312,576
Number of share options exercisable in share-based payment arrangement	3,028,132		3,028,132		2,759,935
Number of shares	729,413,376		729,413,376		720,909,161
Common Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	160,277	100,379	639,980	588,018
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0		0		73,511
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	0	3,561,234	7,790,724	9,492,623